Summary of Significant Accounting Policies - Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Total long-lived assets	$ 32,912	$ 16,756
EMEA
Segment Reporting Information [Line Items]
Total long-lived assets	26,595	12,859
America
Segment Reporting Information [Line Items]
Total long-lived assets	5,712	3,468
APAC
Segment Reporting Information [Line Items]
Total long-lived assets	$ 605	$ 429